Subsidiaries (Details)	12 Months Ended
Sep. 30, 2022
Arqit Limited
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit Inc.
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit LLC
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit Italia S.R.L
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Arqit Quantum PTY Ltd
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%